Goodwill and Intangible Assets-Intangible Assets by Type (Detail) (USD $) In Millions, unless otherwise specified						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Finite-lived Intangible Assets	Dec. 31, 2012 Finite-lived Intangible Assets	Dec. 31, 2013 Finite-lived Intangible Assets Weighted Average	Dec. 31, 2013 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2012 Finite-lived Intangible Assets Customer Relationships	Dec. 31, 2013 Finite-lived Intangible Assets Customer Relationships Weighted Average	Dec. 31, 2013 Finite-lived Intangible Assets Customer Contracts	Dec. 31, 2012 Finite-lived Intangible Assets Customer Contracts	Dec. 31, 2013 Finite-lived Intangible Assets Customer Contracts Weighted Average	Dec. 31, 2013 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2012 Finite-lived Intangible Assets Other Intangible Assets	Dec. 31, 2013 Finite-lived Intangible Assets Other Intangible Assets Weighted Average	Dec. 31, 2013 Indefinite-lived Intangible Assets		Dec. 31, 2012 Indefinite-lived Intangible Assets		Dec. 31, 2013 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2012 Indefinite-lived Intangible Assets Customer Relationships		Dec. 31, 2013 Indefinite-lived Intangible Assets Trade Name		Dec. 31, 2012 Indefinite-lived Intangible Assets Trade Name
Intangible Assets by Major Class [Line Items]
Gross carrying amount	$ 7,163	$ 7,280		$ 4,471	$ 4,592		$ 2,043	$ 2,114		$ 2,352	$ 2,353		$ 76	$ 125		$ 2,692	[1]	$ 2,688	[1]	$ 1,323	[1]	$ 1,320	[1]	$ 1,369	[1]	$ 1,368	[1]
Accumulated amortization	(2,711)	(2,471)		(2,711)	(2,471)		(1,449)	(1,353)		(1,202)	(1,018)		(60)	(100)
Net carrying amount	$ 4,452	$ 4,809	$ 5,152	$ 1,760	$ 2,121		$ 594	$ 761		$ 1,150	$ 1,335		$ 16	$ 25		$ 2,692	[1]	$ 2,688	[1]	$ 1,323	[1]	$ 1,320	[1]	$ 1,369	[1]	$ 1,368	[1]
Remaining weighted- average amortization period						12 years			12 years			12 years			5 years

[1]	Intangible assets not subject to amortization have an indefinite life.